SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Cost of revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
License fees and royalties payable to licensor	$ 230	$ 3,024	$ 3,027
Direct costs related to license revenues	0	2,605	203
Amortization of intangible asset	0	3,323	450
Cost of product sales	0	311	12
Cost of sales	$ 230	$ 9,263	$ 3,692